Schedule of Employed and Non Employed Employment Benefits (Details) ₪ in Thousands		12 Months Ended
		Dec. 31, 2022 ILS (₪) Integer	Dec. 31, 2021 ILS (₪) Integer	Dec. 31, 2020 ILS (₪) Integer
Employed [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	4	3	3
Employee benefits expense | ₪	[1]	₪ 9,235	₪ 4,575	₪ 10,778
Employed [Member] | Short-term employee benefits [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	4	3	3
Employee benefits expense | ₪	[1]	₪ 2,198	₪ 946	₪ 782
Employed [Member] | Management Fees [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	1	1	1
Employee benefits expense | ₪	[1]	₪ 675	₪ 606	₪ 122
Employed [Member] | Sharebased Payment [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	4	1	1
Employee benefits expense | ₪	[1]	₪ 6,362	₪ 3,023	₪ 9,874
Non-employed [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]	4	3	4
Employee benefits expense | ₪	[2]	₪ 753	₪ 598	₪ 834
Non-employed [Member] | Short-term employee benefits [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]			1
Employee benefits expense | ₪	[2]			₪ 371
Non-employed [Member] | Management Fees [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]	4	3	3
Employee benefits expense | ₪	[2]	₪ 739	₪ 550	₪ 329
Non-employed [Member] | Sharebased Payment [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]	3	3	3
Employee benefits expense | ₪	[2]	₪ 14	₪ 48	₪ 134

[1]	The key management personnel include the Chairman of the Board, the Company’s CEO, and the CFO
[2]	The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.